Taxation (Details 4)	1 Months Ended	12 Months Ended
	Nov. 30, 2012 CNY Company	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)
Deferred tax assets - Current:
Deferred revenue, primarily for advanced payments from online games customers		90,555,000	66,108,000
Accruals		83,864,000	56,364,000
Deferred tax assets - Current		174,419,000	122,472,000
Less: valuation allowance		(30,490,000)	(10,482,000)
Total		143,929,000	111,990,000		23,102,000
Deferred tax assets - Non-current:
Depreciation of fixed assets		2,215,000	2,586,000
Impairment of license rights		7,021,000	12,579,000
Net operating tax loss carry forward		119,795,000	62,265,000
Deferred tax assets - Non-Current		129,031,000	77,430,000
Less: valuation allowance		(126,816,000)	(74,844,000)
Total		2,215,000	2,586,000		356,000
Movement of the aggregate valuation allowances for deferred assets
Balance at the beginning of the period		85,326,000	18,625,000	42,330,000
Provision (write-back) for the year		71,980,000	66,701,000	(23,705,000)
Balance at the end of the period		157,306,000	85,326,000	18,625,000
Withholding income tax
Withholding tax rate on dividend distributed by foreign investment entities to its immediate holding company outside of China (as a percent)		10.00%
Lower withholding income tax rate on dividend applied, if the FIE's immediate holding company is registered in Hong Kong or other jurisdictions that have a tax treaty arrangement with China (as a percent)		5.00%
Number of PRC subsidiaries which distributed dividend to its overseas parent company	2
Distributions by PRC subsidiaries to its overseas parent company	800,000,000
Accrued income tax liabilities for withholding taxes	40,000,000
Unrecognized deferred tax liabilities		655,900,000	493,000,000